ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Sep. 30, 2024
State Harvest Holdings Limited("State Harvest")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Oct. 06, 2004
Entity Incorporation, Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment Holding
OAL SMY Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Jul. 28, 2021
Entity Incorporation, Place of Incorporation or Establishment	USA
Percentage of Ownership	100.00%
Principal Activity	Investment Holding
Beijing Origin State Harvest Biotechnology Limited ("BioTech")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Dec. 01, 2004
Entity Incorporation, Place of Incorporation or Establishment	People’s Republic of China (“PRC”)
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Hainan Aoyu Biotechnology Limited(Hainan Aoyu)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Mar. 02, 2022
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Hybrid crop seed development, production and distribution
Henan Baodao Origin Agriculture and Animal Husbandry Co., Ltd ("Baodao Origin")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Nov. 23, 2022
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution
Xinjiang Originbo Seed Company Limited (note (i)) ("Xinjiang Origin")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Jul. 13, 2011
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	70.52%
Principal Activity	Hybrid crop seed development, production and distribution
Beijing Origin Agriculture Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Aug. 09, 2024
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Hybrid crop seed development, production and distribution
Shihezi Baodao Agriculture and Animal Husbandry Technology Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Mar. 08, 2023
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Agricultural seed and feed products distribution
Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Sep. 27, 2019
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution
Hubei Aoyu Zhongye Limited (Hubei Aoyu)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Oct. 22, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution
Anhui Aoyu Zhongye Limited (Anhui Aoyu)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Jul. 25, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	50.00%
Principal Activity	Agricultural seed products distribution
Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Sep. 25, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution
Henan Aoyu Zhongye Limited (note (i)) ("Henan Aoyu")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Jul. 16, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution
Beijing State Harvest Zhongying Network Technology Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity Incorporation, Date of Incorporation or Establishment	Oct. 10, 2023
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development